Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Dec. 04, 2015
Document Effective Date	Dec. 04, 2015
Prospectus Date	Dec. 04, 2015
Hatteras Alternative Multi-Manager Fund | Institutional Class
Prospectus:
Trading Symbol	HHSIX
Hatteras Alternative Multi-Manager Fund | Class A
Prospectus:
Trading Symbol	HMMAX
Hatteras Alternative Multi-Manager Fund | Class C
Prospectus:
Trading Symbol	HMMCX